Annual Total Returns - Prospectus #1 - Eaton Vance Total Return Bond Fund	Sep. 30, 2022
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Class A
Bar Chart Table:
2013	(5.24%)
2014	10.81%
2015	(6.21%)
2016	11.40%
2017	7.43%
2018	(1.08%)
2019	10.53%
2020	5.60%
2021	2.75%
2022	(13.09%)